Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

VIA EDGAR

April 6, 2021

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information for the Trust’s Hull Tactical US ETF, Capital Link NextGen Protocol ETF, Capital Link NextGen Vehicles & Technology ETF, 6 Meridian Low Beta Equity Strategy ETF, 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 322, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-21-018780 on March 30, 2021.

If you have any questions, please contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001